Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value
Fair Value

5. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $1,226.6 million and $916.1 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was $1,216.2 million and $907.8 million at December 31, 2012 and June 30, 2013, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 6.375% senior notes was $600.0 million at June 30, 2013. The fair value of the Company's 6.375% senior notes was $570.0 million June 30, 2013. The fair value of this debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its senior secured credit facility and 6.375% senior notes to be Level 2 in the fair value hierarchy. Level 2 in the fair value hierarchy is defined as inputs that are observable for the asset or liability, either directly or indirectly which includes quoted prices for identical assets or liabilities in markets that are not active.

11. Fair Value

        Financial instruments include cash and cash equivalents, notes payable and long-term debt. The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

        The carrying value of the Company's senior secured credit facility was $878.0 million and $1,226.6 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's senior secured credit facility was $823.3 million and $1,216.2 million at December 31, 2011 and 2012, respectively. The fair value of the Company's senior secured credit facility was based on quoted market prices for this debt in the syndicated loan market.

        The carrying value of the Company's 7 5/8% senior subordinated notes was $345.0 million and $70.0 million at December 31, 2011 and December 31, 2012, respectively. The fair value of the Company's 7 5/8% senior subordinated notes was $326.4 million and $70.8 million at December 31, 2011 and December 31, 2012, respectively. The fair value of this registered debt was based on quoted market prices.

        The Company considers the inputs in the valuation process of its debt instruments to be Level 2 in the fair value hierarchy due to the Company's 7 5/8% senior subordinated notes being thinly traded.